Riverbridge Growth Fund

Investor Class (Ticker Symbol: RIVRX)
Institutional Class (Ticker Symbol: RIVBX)

A series of Investment Managers Series Trust

Supplement dated October 12, 2023, to the Prospectus

and Statement of Additional Information (“SAI”), dated April 1, 2023.

The address for Riverbridge Partners, LLC (“Riverbridge”), the investment advisor to the Riverbridge Growth Fund, has been changed as follows:

Riverbridge Partners, LLC

1500 IDS Center

80 South Eighth Street

Minneapolis, Minnesota 55402

Accordingly, all references in the Prospectus and SAI to Riverbridge’s address are revised as indicated.

Please file this Supplement with your records.